Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of financial statements of VIEs
	December 31,	December 31,
	2021	2022
Total assets	$180,058	$188,597
Total liabilities	$34,980	$38,872

Schedule of operation and cash flow VIEs and subsidiaries of VIEs
	For the Years Ended December 31,
	2020	2021	2022
Total revenues	$123,763	$153,012	$157,225
Net income	$37,649	$35,907	$27,562

Net cash provided by operating activities	$8,731	$57,397	$11,650
Net cash used in investing activities	$(4,418)	$(1,051)	$(7,989)
Net cash (used in) provided by financing activities	$5,358	$(2,004)	$508